SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at beginning of the year	$ 5,626	$ 222,007
Charged to expense	342,442	5,626	222,007
Written-off	(5,626)	(222,007)
Balance at end of the year	$ 342,442	$ 5,626	$ 222,007